DEFERRED CHARGES	12 Months Ended
Dec. 31, 2013
Deferred Charges [Abstract]
DEFERRED CHARGES	11. DEFERRED CHARGES

(in thousands of $)	2013	2012
Debt arrangement fees	876	876
Accumulated amortization	(676)	(636)
	200	240